Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2019
Prepaid expenses and other current assets.
The schedule of prepaid expenses and other current assets

	At June 30,	At December 31,
	2019	2018
Gold bullion	$26.2	$27.8
Prepaid expenses	10.8	5.4
Debt issue costs	0.1	0.1
	$37.1	$33.3